Income Tax Expense (Benefit) Related to Foreign Income Taxes (Detail) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended	12 Months Ended
	Feb. 10, 2016	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components Of Income Tax Expense Benefit Continuing Operations [Abstract]
Deferred				$ (1,741)
Total		$ 1,438		$ 2,605
Predecessor
Components Of Income Tax Expense Benefit Continuing Operations [Abstract]
Current						$ 37,748	$ 40,122	$ 26,924
Deferred					$ (534)	2,122	(305)	997
Total	$ 2,371		$ 8,862		$ 38,151	$ 39,870	$ 39,817	$ 27,921